CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
CASH, CASH EQUIVALENTS AND RESTRICTED CASH [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
7.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The breakdown of cash and cash equivalents is as follows:

	At December 31,
In thousands of USD	2024	2023
US dollar	462,316	137,917
Singapore dollar	2,786	2,991
Chinese renminbi	189	585
Norwegian krone	7,943	2,487
Euro	2,611	701
Hongkong dollar	5	7
Bhutan ngultrum	420	41
Total cash and cash equivalents by currency	476,270	144,729

Restricted cash
Current	9,144	9,538
Non-current	8,212	-
Total restricted cash	17,356	9,538

The Group classifies short-term deposits as cash equivalents. As of December 31, 2024, the Group owed short-term deposit in an amount of approximately US$91.6 million with maturities in January 2025 with interest ranging from 2.01% to 4.28%. As of December 31, 2023, the Group owed short-term deposit in an amount of approximately US$12.4 million with maturities in January 2024 with interest ranging from 2.40% to 4.80%.

The Group’s restricted cash primarily relates to the following:

(a)	Standby letters of credits (“SLCs”)

The Group has applied a total of two standby letters of credits (“SLCs”) from the CTBC Bank associated with the electricity service subscribed.The SLCs provide the beneficiaries, which are the service providers, the ability to draw from the banks for a designated maximum aggregate amount (the “Draw Amount”). The details of SLCs are as follows:

	At December 31,
	2024	2023
Draw Amount (In thousands of USD)	9,144	9,538
Range of expiration dates	July 2025 to August 2025	July 2024 to August 2024

The amount and expiration dates of the SLCs are amended, from time to time, by the Group and beneficiaries, as a result of the amendments to the associated service agreements. In connection with the issuance of the SLCs, the banks held the Group’s cash balance equal to the Draw Amount as security. As of December 31, 2024 and 2023, none was utilized by the beneficiaries from the standby letters of credits.

(b)	Pledged cash

During the year ended December 31, 2024, the Group deposited approximately US$8.2 million in escrow accounts with a commercial bank. These funds are held under arrangements with an electricity service provider to secure a fixed electricity price for three years, commencing January 1, 2025. The deposited amount will be released in annual instalments.